SEI INSTITUTIONAL INTERNATIONAL TRUST

International Fixed Income Fund
(the "Fund")

Supplement Dated May 28, 2024
to the Class F Shares Prospectus, dated January 31, 2024, as amended on May 20, 2024 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

AllianceBernstein L.P. no longer serves as a sub-adviser to the Fund. As such, references to AllianceBernstein L.P. are hereby deleted from the Prospectus. Additionally, RBC Global Asset Management (UK) Limited is added as a sub-adviser to the Fund. Accordingly, the Prospectus is updated as follows:

In the Fund Summary of the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
RBC Global Asset Management (UK) Limited	Mark Dowding	Since 2024	Managing Director, Senior Portfolio Manager & Chief Investment Officer
	Kaspar Hense	Since 2024	Managing Director & Senior Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the heading titled "Sub-Advisers and Portfolio Managers," under the sub-heading titled "International Fixed Income Fund," the following text is hereby added in the appropriate alphabetical order thereof:

RBC Global Asset Management (UK) Limited: RBC Global Asset Management (UK) Limited ("RBC GAM UK"), located at 100 Bishopsgate, London, EC2N 4AA, United Kingdom, serves as a Sub-Adviser to the International Fixed Income Fund. A team of investment professionals manages the portion of the International Fixed Income Fund's assets allocated to RBC GAM UK. RBC GAM UK has appointed RBC Global Asset Management (U.S.) Inc. ("RBC GAM US"), with its principal office at 50 South Street, Suite 2350, Minneapolis, MN 55402, United States of America, to act as its sub-adviser in managing the investment and reinvestment of the International Fixed Income Fund. Mark Dowding is Managing Director, Senior Portfolio Manager and Chief Investment Officer for RBC GAM UK and RBC GAM US' fixed income businesses (RBC BlueBay). He has over 30 years' investment experience as a macro fixed income investor and has been a senior portfolio manager since he joined the firm in August 2010. As a macro risk taker, Mr. Dowding actively pursues an open dialogue with policy makers and opinion formers, believing that proprietary research is key to gaining insights to generate strong investment returns. Prior to joining the firm, Mr. Dowding was Head of Fixed Income in Europe for Deutsche Asset Management, a role he previously occupied at Invesco. He started his career as a fixed income portfolio manager at Morgan Grenfell in 1993 and holds a BSc (Hons) in Economics from the University of Warwick. Kaspar Hense joined BlueBay Asset Management (which is now part of RBC Global Asset Management) in August 2014 and is an RBC BlueBay Managing Director and Senior Portfolio Manager within the Investment Grade team. Prior to joining RBC BlueBay, Mr. Hense worked for three years at Toronto Dominion Securities, in their global fixed income, capital markets group covering German clients. Previously, Mr. Hense spent six years with Deutsche Asset and Wealth Management where he was responsible for the global aggregate bond strategy. Mr. Hense began his career at Merrill Lynch in 2005 as an analyst. He holds a Master's Degree in Financial Management from a joint programme of the Christian Albrechts University of Kiel and the University of San Diego and a Master's Degree in Economics from the Christian Albrechts University of Kiel. Mr. Hense is a CFA charterholder.

There are no other changes to the Prospectus.

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SEI-F-1528 (5/24)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Fixed Income Fund
(the "Fund")

Supplement Dated May 28, 2024
to the Class Y Shares Prospectus, dated January 31, 2024,
as amended on April 5, 2024 and May 20, 2024 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

AllianceBernstein L.P. no longer serves as a sub-adviser to the Fund. As such, references to AllianceBernstein L.P. are hereby deleted from the Prospectus. Additionally, RBC Global Asset Management (UK) Limited is added as a sub-adviser to the Fund. Accordingly, the Prospectus is updated as follows:

In the Fund Summary of the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
RBC Global Asset Management (UK) Limited	Mark Dowding	Since 2024	Managing Director, Senior Portfolio Manager & Chief Investment Officer
	Kaspar Hense	Since 2024	Managing Director & Senior Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the heading titled "Sub-Advisers and Portfolio Managers," under the sub-heading titled "International Fixed Income Fund," the following text is hereby added in the appropriate alphabetical order thereof:

RBC Global Asset Management (UK) Limited: RBC Global Asset Management (UK) Limited ("RBC GAM UK"), located at 100 Bishopsgate, London, EC2N 4AA, United Kingdom, serves as a Sub-Adviser to the International Fixed Income Fund. A team of investment professionals manages the portion of the International Fixed Income Fund's assets allocated to RBC GAM UK. RBC GAM UK has appointed RBC Global Asset Management (U.S.) Inc. ("RBC GAM US"), with its principal office at 50 South Street, Suite 2350, Minneapolis, MN 55402, United States of America, to act as its sub-adviser in managing the investment and reinvestment of the International Fixed Income Fund. Mark Dowding is Managing Director, Senior Portfolio Manager and Chief Investment Officer for RBC GAM UK and RBC GAM US' fixed income businesses (RBC BlueBay). He has over 30 years' investment experience as a macro fixed income investor and has been a senior portfolio manager since he joined the firm in August 2010. As a macro risk taker, Mr. Dowding actively pursues an open dialogue with policy makers and opinion formers, believing that proprietary research is key to gaining insights to generate strong investment returns. Prior to joining the firm, Mr. Dowding was Head of Fixed Income in Europe for Deutsche Asset Management, a role he previously occupied at Invesco. He started his career as a fixed income portfolio manager at Morgan Grenfell in 1993 and holds a BSc (Hons) in Economics from the University of Warwick. Kaspar Hense joined BlueBay Asset Management (which is now part of RBC Global Asset Management) in August 2014 and is an RBC BlueBay Managing Director and Senior Portfolio Manager within the Investment Grade team. Prior to joining RBC BlueBay, Mr. Hense worked for three years at Toronto Dominion Securities, in their global fixed income, capital markets group covering German clients. Previously, Mr. Hense spent six years with Deutsche Asset and Wealth Management where he was responsible for the global aggregate bond strategy. Mr. Hense began his career at Merrill Lynch in 2005 as an analyst. He holds a Master's Degree in Financial Management from a joint programme of the Christian Albrechts University of Kiel and the University of San Diego and a Master's Degree in Economics from the Christian Albrechts University of Kiel. Mr. Hense is a CFA charterholder.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1529 (5/24)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Fixed Income Fund
(the "Fund")

Supplement Dated May 28, 2024
to the Statement of Additional Information, dated January 31, 2024, as amended on April 16, 2024 and May 20, 2024 (the "SAI")

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

AllianceBernstein L.P. no longer serves as a sub-adviser to the Fund. As such, references to AllianceBernstein L.P. are hereby deleted from the SAI. Additionally, RBC Global Asset Management (UK) Limited is added as a sub-adviser to the Fund. Accordingly, the SAI is updated as follows:

On the cover page of the SAI, "RBC Global Asset Management (UK) Limited" is hereby added in the appropriate alphabetical order thereof.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

RBC GLOBAL ASSET MANAGEMENT (UK) LIMITED—RBC Global Asset Management (UK) Limited ("RBC GAM UK") serves as a Sub-Adviser to a portion of the assets of the International Fixed Income Fund. RBC GAM UK is a wholly-owned direct subsidiary of Royal Bank of Canada Holdings (U.K.) Limited and provides asset management services to institutional clients based in EMEA APAC. The firm manages a range of equity and fixed income portfolios from its headquarters in London, UK. RBC Global Asset Management (U.S.) Inc. ("RBC GAM US") has been appointed by RBC GAM UK to act as its sub-adviser in managing the investment and reinvestment of the International Fixed Income Fund. RBC GAM US is an indirect, wholly-owned subsidiary of RBC (Royal Bank of Canada (RY on TSX and NYSE) and its subsidiaries operate under the master brand name RBC) and offers a comprehensive range of investment solutions and services for institutions and intermediaries in the US. RBC GAM US serves as a sub-adviser to some of the pooled funds and separately managed accounts managed by RBC GAM UK as delegated to the firm's US Fixed Income team.

In addition, under the same section, under the heading titled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

RBC GAM UK

Compensation. SIMC pays RBC GAM UK a fee based on the assets under management of the International Fixed Income Fund as set forth in an investment sub-advisory agreement between RBC GAM UK and SIMC. RBC GAM UK pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Fixed Income Fund. The following information relates to the period ended March 31, 2024.

Pursuant to a Delegation Agreement between RBC GAM UK and RBC GAM US, RBC GAM UK will pay to RBC GAM US an amount agreed upon between those parties from time to time.

RBC GAM UK and RBC GAM US Investment Team Compensation Plan:

The compensation plan for the RBC GAM UK and RBC GAM US Investment teams was designed with the following principles in mind:

•  To align rewards for our investment professionals with the goals of our investors and our shareholder.

•  To promote our culture and foster stability and consistent improvement within our workforce.

•  To attract and retain individuals possessing the skills and talents essential to sustainable investing success and the growth of RBC GAM UK and RBC GAM US.

Payments are reviewed against investment results (benchmarks and/or peer groups) to ensure that rewards are consistent with achieving the desired returns/outcomes for our clients within attractive/acceptable risk metrics. Individual compensation quantum's are reviewed against industry surveys to ensure we remain competitive, contributing to fairness, efficiency and the retention of superior investment staff.

The compensation programme for investment management personnel is comprised of four elements:

a)  Base Salary

b)  Annual Discretionary Bonus

c)  Firm Profit Sharing Plan (for eligible teams and investment staff)

d)  Team Profit Sharing Plan (for eligible teams and investment staff)

Base salary

•  For new joiners, base salaries are set after considering internal comparables, local market industry surveys and our own sense of market conditions.

•  On an annual basis, we review all base salaries within and across teams and locations to ensure fairness, consistency and relevance.

•  We also compare base salaries for all roles to local industry surveys to protect our ability to attract superior talent to the firm without introducing dangerous anomalies in the compensation programme for new versus long-term employees.

Annual Discretionary Bonus

•  All employees who are eligible for a discretionary bonus are graded on a 200-point scale. This score is a combination of quantitative and qualitative assessments, although, in some cases and depending on the type of role, only a qualitative assessment is possible.

•  Bonus payments are reflective of the past 5 years of contributions and investment performance, but weighted heavily toward the most recent 1 and 3-year results.

•  The quantitative component is calculated using an algorithm that tracks results for specific responsibilities in investment management against agreed upon success thresholds.

•  The qualitative component is based on our review of results produced over the year and the degree to which the individual exhibits attitudes and behaviours consistent with our firm's reputation, culture and goals, including investment success and growth.

Firm Profit Sharing Plan (PSP)

•  The PSP plan is one where senior individuals within the Investment teams will be eligible to receive units linked to the financial performance of RBC GAM UK and RBC GAM US UK excluding the Individual Investor business.

•  The pool is calculated based on a fixed percentage of the Net Income before Taxes (NIBT) of the investment management division of RBC GAM UK and RBC GAM US.

•  PSP membership is based on rigid qualifications that effectively limit membership to the most senior analysts and portfolio managers. Among these qualifications are investment success and service leadership over the intermediate and long term, thought leadership, ethical behaviour and contribution to firm culture.

•  PSP units are reviewed annually and approved by the CIO and CEO at the beginning of each fiscal year. The number of units held by each individual does not normally change during the year.

•  The value of each PSP unit is distributed to unit holders based on the number of units that they hold.

•  At the end of each year, an incentive bonus is calculated based on the performance of certain equity and fixed income funds versus their peer groups. This calculation is based on a time-weighted performance measure which includes returns over various periods stretching back to 5 years. The incentive bonus is paid annually and shared among all PSP members on the basis of their relative unit holdings.

Team Profit Sharing Plan (TPS)

•  A few select teams have access to a TPS Plan based on their ability to grow our global institutional client base.

•  This is a revenue-sharing agreement between the firm and the team.

•  Profit generated by an investment team, based on a share of management fees and, in some cases, performance fees, derived from the team's products, but deducting certain defined direct costs including salaries and employer's National Insurance Contributions, forms the basis of the pool.

Deferral

•  Consistent with best practices, a portion of investment professionals' variable compensation (Annual Discretionary Bonus, PSP, TPS) is subject to a 3-year mandatory deferral.

•  This deferral applies to all staff with variable compensation greater than a defined threshold (differs by region).

•  Deferral rates of 25% to 45% apply.

•  This deferral amount is payable at the end of three years, provided the employee remains in good standing with RBC GAM UK and RBC GAM US. The deferral amount is based on the success of the firm over the deferral period.

RBC GAM UK and RBC GAM US comply with the applicable remuneration regulations set out in the MIFIDPRU Remuneration Code of SYSC 19G of the FCA Handbook, which is equally as effective as the UCITS/AIFMD and ESMA guidelines.

Ownership of Fund Shares. As of March 31, 2024, RBC GAM UK's portfolio managers did not beneficially own any shares of the International Fixed Income Fund.

Other Accounts. As of March 31, 2024, in addition to the International Fixed Income Fund, RBC GAM UK's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Mark Dowding	6	$1,591.44	13		$12,930.84	20		$8,898.32
	0	$0	2	*	$273.27	2	*	$897.34
Kaspar Hence	6	$1,591.44	8		$10,324.71	16		$7,239.40
	0	$0	0		$0	1	*	$418.80

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the International Fixed Income Fund which may have different investment guidelines and objectives. In addition to the International Fixed Income Fund, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of RBC GAM UK's management of the International Fixed Income Fund and other accounts, which, in theory, may allow RBC GAM UK to allocate investment opportunities in a way that favors other accounts over the International Fixed Income Fund. This conflict of interest may be exacerbated to the extent that RBC GAM UK or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts (some of which receive both a management and incentive fee) than the International Fixed Income Fund. RBC GAM UK (or its members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the International Fixed Income Fund. To the extent a particular investment is suitable for both the International Fixed Income Fund and the other accounts, such investments will be allocated between the International Fixed Income Fund and the other accounts in a manner that RBC GAM UK determines is fair and equitable under the circumstances to all clients, including the International Fixed Income Fund.

To address and manage these potential conflicts of interest, RBC GAM UK has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

There are no other changes to the Portfolio Management of the Fund.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1530 (5/24)